Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)

CORPORATE BONDS - 92.0%	Par	Value
Aerospace/Defense - 2.5%
Amentum Escrow Corp, 7.25%, 08/01/2032 (a)	$50,000	$52,219
Bombardier Inc
7.25%, 07/01/2031 (a)	150,000	158,769
7.00%, 06/01/2032 (a)	125,000	130,896
PM General Purchaser LLC, 9.50%, 10/01/2028 (a)	250,000	254,600
Spirit AeroSystems Inc, 9.38%, 11/30/2029 (a)	125,000	135,776
TransDigm Inc
6.38%, 03/01/2029 (a)	125,000	129,304
7.13%, 12/01/2031 (a)	125,000	132,239
6.63%, 03/01/2032 (a)	125,000	130,383
6.00%, 01/15/2033 (a)	350,000	355,168
		1,479,354
Airlines - 1.1%
American Airlines Inc/AAdvantage Loyalty IP Ltd, 5.75%, 04/20/2029 (a)	250,000	249,793
VistaJet Malta Finance PLC / Vista Management Holding Inc
7.88%, 05/01/2027 (a)	125,000	122,530
9.50%, 06/01/2028 (a)	125,000	122,100
VistaJet Malta Finance PLC / XO Management Holding Inc, 6.38%, 02/01/2030 (a)	150,000	128,966
		623,389
Automotive & Auto Parts - 2.7%
Benteler International AG, 10.50%, 05/15/2028 (a)	200,000	211,613
Champions Financing Inc, 8.75%, 02/15/2029 (a)	250,000	255,285
Dana Inc, 4.50%, 02/15/2032	125,000	110,882
Goodyear Tire & Rubber Co, 5.25%, 07/15/2031	425,000	384,001
Jaguar Land Rover Automotive PLC, 5.50%, 07/15/2029 (a)	250,000	247,055
Phinia Inc, 6.63%, 10/15/2032 (a)	150,000	151,548
Tenneco Inc, 8.00%, 11/17/2028 (a)	250,000	232,337
		1,592,721
Broadcasting - 2.1%
Belo Corp, 7.75%, 06/01/2027	75,000	78,515
Gray Escrow II Inc, 5.38%, 11/15/2031 (a)	125,000	78,713
Gray Television Inc, 10.50%, 07/15/2029 (a)	125,000	130,675
Nexstar Media Inc, 5.63%, 07/15/2027 (a)	250,000	247,828
Sirius XM Radio Inc, 4.00%, 07/15/2028 (a)	250,000	236,066
TEGNA Inc, 4.63%, 03/15/2028	118,000	113,041
Univision Communications Inc
8.00%, 08/15/2028 (a)	250,000	255,835
4.50%, 05/01/2029 (a)	125,000	112,138
		1,252,811
Building Materials - 3.1%
Builders FirstSource Inc, 6.38%, 03/01/2034 (a)	175,000	181,933
Camelot Return Merger Sub Inc, 8.75%, 08/01/2028 (a)	350,000	354,568
Cornerstone Building Brands Inc
6.13%, 01/15/2029 (a)	125,000	110,549
9.50%, 08/15/2029 (a)	150,000	154,256
New Enterprise Stone & Lime Co Inc, 5.25%, 07/15/2028 (a)	375,000	366,824
Standard Industries Inc
3.38%, 01/15/2031 (a)	250,000	222,991
6.50%, 08/15/2032 (a)	125,000	129,499
Wilsonart LLC, 11.00%, 08/15/2032 (a)	300,000	300,298
		1,820,918
Cable/Satellite TV - 3.4%
CCO Holdings LLC / CCO Holdings Capital Corp
5.38%, 06/01/2029 (a)	500,000	482,068
4.75%, 03/01/2030 (a)	250,000	230,067
4.25%, 02/01/2031 (a)	500,000	441,407
Directv Financing LLC / Directv Financing Co-Obligor Inc, 5.88%, 08/15/2027 (a)	250,000	245,742
DISH Network Corp, 11.75%, 11/15/2027 (a)	250,000	261,948
Midcontinent Communications, 8.00%, 08/15/2032 (a)	375,000	382,101
		2,043,333
Capital Goods - 2.0%
Calderys Financing II LLC, 11.75% (includes 12.50% PIK), 06/01/2028 (a)	200,000	203,362
Chart Industries Inc
7.50%, 01/01/2030 (a)	125,000	131,911
9.50%, 01/01/2031 (a)	125,000	136,393
EMRLD Borrower LP / Emerald Co-Issuer Inc, 6.75%, 07/15/2031 (a)	50,000	52,189
Esab Corp, 6.25%, 04/15/2029 (a)	150,000	154,259
Hillenbrand Inc, 6.25%, 02/15/2029	250,000	254,707
Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC, 9.00%, 02/15/2029 (a)	250,000	260,744
		1,193,565
Chemicals - 2.5%
Avient Corp., 6.25%, 11/01/2031 (a)	50,000	51,303
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/2031 (a)	250,000	267,332
NOVA Chemicals Corp
5.00%, 05/01/2025 (a)	200,000	198,913
5.25%, 06/01/2027 (a)	125,000	123,737
4.25%, 05/15/2029 (a)	25,000	23,228
Olin Corp, 5.63%, 08/01/2029	500,000	501,726
Olympus Water US Holding Corp, 9.75%, 11/15/2028 (a)	200,000	213,713
Rain Carbon Inc, 12.25%, 09/01/2029 (a)	125,000	135,172
		1,515,124
Consumer-Products - 1.5%
Central Garden & Pet Co
4.13%, 10/15/2030	125,000	116,374
4.13%, 04/30/2031 (a)	125,000	114,631
Coty Inc/HFC Prestige Products Inc/HFC Prestige International US LLC, 6.63%, 07/15/2030 (a)	250,000	260,035
Kronos Acquisition Holdings Inc, 8.25%, 06/30/2031 (a)	375,000	375,480
		866,520
Containers - 3.9%
Ball Corp, 6.00%, 06/15/2029	125,000	129,470
Canpack SA / Canpack US LLC, 3.88%, 11/15/2029 (a)	500,000	468,702
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2027 (a)	375,000	387,462
9.25%, 04/15/2027 (a)	375,000	384,964
Owens-Brockway Glass Container Inc, 7.25%, 05/15/2031 (a)	375,000	385,696
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc, 4.38%, 10/15/2028 (a)	250,000	239,713
Verde Purchaser LLC, 10.50%, 11/30/2030 (a)	275,000	298,713
		2,294,720
Diversified Financial Services - 6.5%
Block Inc, 6.50%, 05/15/2032 (a)	125,000	130,323
Bread Financial Holdings Inc, 9.75%, 03/15/2029 (a)	250,000	264,596
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (a)	200,000	199,786
9.25%, 07/01/2031 (a)	300,000	323,189
Fortress Transportation and Infrastructure Investors LLC
7.00%, 05/01/2031 (a)	75,000	79,009
7.00%, 06/15/2032 (a)	75,000	78,810
Icahn Enterprises LP / Icahn Enterprises Finance Corp
9.75%, 01/15/2029 (a)	125,000	129,827
9.00%, 06/15/2030 (a)	500,000	504,692
Macquarie Airfinance Holdings Ltd
8.38%, 05/01/2028 (a)	150,000	157,985
6.50%, 03/26/2031 (a)	250,000	264,791
Nationstar Mortgage Holdings Inc, 5.00%, 02/01/2026 (a)	475,000	473,094
OneMain Finance Corp
3.88%, 09/15/2028	250,000	231,972
7.88%, 03/15/2030	250,000	261,574
PRA Group Inc, 8.38%, 02/01/2028 (a)	250,000	258,952
Provident Funding Associates LP / PFG Finance Corp, 9.75%, 09/15/2029 (a)	200,000	204,053
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc, 6.75%, 08/15/2032 (a)	150,000	156,767
United Wholesale Mortgage LLC, 5.75%, 06/15/2027 (a)	125,000	124,296
		3,843,716
Diversified Media - 1.2%
Clear Channel Outdoor Holdings Inc
5.13%, 08/15/2027 (a)	225,000	221,378
7.88%, 04/01/2030 (a)	250,000	261,636
Match Group Holdings II LLC
5.00%, 12/15/2027 (a)	125,000	123,957
5.63%, 02/15/2029 (a)	125,000	125,133
		732,104
Energy - 9.9%
Aethon United BR LP / Aethon United Finance Corp, 7.50%, 10/01/2029 (a)	200,000	202,899
Ascent Resources Utica Holdings LLC / ARU Finance Corp
7.00%, 11/01/2026 (a)	125,000	125,215
5.88%, 06/30/2029 (a)	125,000	123,601
Blue Racer Midstream LLC / Blue Racer Finance Corp, 7.25%, 07/15/2032 (a)	250,000	262,550
Civitas Resources Inc, 8.63%, 11/01/2030 (a)	375,000	397,605
Crescent Energy Finance LLC
9.25%, 02/15/2028 (a)	250,000	260,969
7.63%, 04/01/2032 (a)	250,000	250,279
7.38%, 01/15/2033 (a)	250,000	247,720
Delek Logistics Partners LP / Delek Logistics Finance Corp, 8.63%, 03/15/2029 (a)	125,000	131,393
EQM Midstream Partners LP
7.50%, 06/01/2027 (a)	50,000	51,506
6.50%, 07/01/2027 (a)	50,000	51,538
7.50%, 06/01/2030 (a)	75,000	82,440
4.75%, 01/15/2031 (a)	75,000	72,677
Gulfport Energy Corp, 6.75%, 09/01/2029 (a)	75,000	76,110
Harvest Midstream I LP, 7.50%, 09/01/2028 (a)	500,000	512,149
Hilcorp Energy I LP / Hilcorp Finance Co, 6.00%, 02/01/2031 (a)	300,000	292,300
Northern Oil and Gas Inc
8.13%, 03/01/2028 (a)	125,000	126,015
8.75%, 06/15/2031 (a)	250,000	260,811
Rockies Express Pipeline LLC, 6.88%, 04/15/2040 (a)	300,000	292,618
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 6.00%, 12/31/2030 (a)	500,000	475,316
USA Compression Partners LP / USA Compression Finance Corp, 7.13%, 03/15/2029 (a)	150,000	154,631
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (a)	125,000	118,353
6.25%, 01/15/2030 (a)	125,000	131,132
4.13%, 08/15/2031 (a)	125,000	116,311
Venture Global LNG Inc
8.13%, 06/01/2028 (a)	250,000	260,828
9.50%, 02/01/2029 (a)	250,000	281,029
8.38%, 06/01/2031 (a)	250,000	264,193
Vital Energy Inc, 9.75%, 10/15/2030	250,000	267,337
		5,889,525
Food & Drug Retail - 0.6%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028 (a)	125,000	127,551
3.50%, 03/15/2029 (a)	250,000	233,761
		361,312
Food/Beverage/Tobacco - 1.5%
HLF Financing Sarl LLC / Herbalife International Inc, 12.25%, 04/15/2029 (a)	250,000	249,537
Performance Food Group Inc, 6.13%, 09/15/2032 (a)	75,000	76,801
Post Holdings Inc
4.63%, 04/15/2030 (a)	125,000	119,725
6.25%, 10/15/2034 (a)	100,000	100,732
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed, 4.63%, 03/01/2029 (a)	250,000	237,089
US Foods Inc, 5.75%, 04/15/2033 (a)	125,000	125,469
		909,353
Gaming - 3.4%
Boyd Gaming Corp, 4.75%, 06/15/2031 (a)	250,000	238,871
Caesars Entertainment Inc
8.13%, 07/01/2027 (a)	125,000	127,641
7.00%, 02/15/2030 (a)	250,000	261,282
Churchill Downs Inc
5.50%, 04/01/2027 (a)	125,000	124,636
4.75%, 01/15/2028 (a)	125,000	122,650
Light & Wonder International Inc, 7.50%, 09/01/2031 (a)	250,000	262,377
Ontario Gaming GTA LP, 8.00%, 08/01/2030 (a)	250,000	260,237
Penn Entertainment Inc, 5.63%, 01/15/2027 (a)	375,000	371,681
Station Casinos LLC, 4.63%, 12/01/2031 (a)	250,000	232,117
		2,001,492
Healthcare - 6.0%
AdaptHealth LLC, 6.13%, 08/01/2028 (a)	375,000	375,717
AMN Healthcare Inc, 4.63%, 10/01/2027 (a)	250,000	244,586
Catalent Pharma Solutions Inc, 3.13%, 02/15/2029 (a)	250,000	246,527
CHS/Community Health Systems Inc
5.63%, 03/15/2027 (a)	125,000	123,104
8.00%, 12/15/2027 (a)	125,000	125,513
5.25%, 05/15/2030 (a)	125,000	115,551
DaVita Inc
4.63%, 06/01/2030 (a)	50,000	47,712
3.75%, 02/15/2031 (a)	125,000	112,910
6.88%, 09/01/2032 (a)	175,000	180,926
Embecta Corp, 5.00%, 02/15/2030 (a)	175,000	161,252
Endo Finance Holdings Inc, 8.50%, 04/15/2031 (a)	50,000	53,643
Legacy LifePoint Health LLC, 4.38%, 02/15/2027 (a)	125,000	122,647
LifePoint Health Inc, 9.88%, 08/15/2030 (a)	75,000	82,626
Medline Borrower LP, 3.88%, 04/01/2029 (a)	250,000	236,887
MPT Operating Partnership LP / MPT Finance Corp, 5.25%, 08/01/2026	125,000	119,455
Perrigo Finance Unlimited Co, 6.13%, 09/30/2032	125,000	126,224
Prestige Brands Inc, 3.75%, 04/01/2031 (a)	250,000	229,200
Prime Healthcare Services Inc, 9.38%, 09/01/2029 (a)	375,000	387,754
Tenet Healthcare Corp
5.13%, 11/01/2027	250,000	249,249
4.25%, 06/01/2029	250,000	241,220
		3,582,703
Homebuilders/Real Estate - 7.0%
Ashton Woods USA LLC / Ashton Woods Finance Co, 6.63%, 01/15/2028 (a)	250,000	252,422
Brookfield Residential Properties Inc / Brookfield Residential US LLC, 6.25%, 09/15/2027 (a)	250,000	249,823
Cushman & Wakefield US Borrower LLC, 8.88%, 09/01/2031 (a)	250,000	273,107
Global Infrastructure Solutions Inc, 5.63%, 06/01/2029 (a)	250,000	245,538
Iron Mountain Inc
5.25%, 07/15/2030 (a)	250,000	246,960
4.50%, 02/15/2031 (a)	250,000	237,353
Kennedy-Wilson Inc, 5.00%, 03/01/2031	375,000	336,498
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp
5.25%, 10/01/2025 (a)	125,000	124,902
4.75%, 06/15/2029 (a)	125,000	122,208
7.00%, 07/15/2031 (a)	125,000	132,654
MasTec Inc, 6.63%, 08/15/2029 (a)	75,000	75,715
RHP Hotel Properties LP / RHP Finance Corp, 6.50%, 04/01/2032 (a)	250,000	258,581
Service Properties Trust
5.25%, 02/15/2026	250,000	245,914
4.95%, 02/15/2027	225,000	212,839
5.50%, 12/15/2027	25,000	23,825
Star Holding LLC, 8.75%, 08/01/2031 (a)	250,000	238,713
Starwood Property Trust Inc
3.75%, 12/31/2024 (a)	50,000	49,756
3.63%, 07/15/2026 (a)	125,000	120,823
4.38%, 01/15/2027 (a)	125,000	121,600
7.25%, 04/01/2029 (a)	125,000	131,234
Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC
10.50%, 02/15/2028 (a)	250,000	267,008
6.50%, 02/15/2029 (a)	250,000	217,164
		4,184,637
Hotels - 0.6%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.88%, 07/01/2031 (a)	375,000	340,642
Insurance - 2.0%
Acrisure LLC / Acrisure Finance Inc, 4.25%, 02/15/2029 (a)	500,000	472,756
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
6.75%, 04/15/2028 (a)	125,000	127,141
7.00%, 01/15/2031 (a)	250,000	257,146
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031 (a)	225,000	236,957
Ryan Specialty LLC, 5.88%, 08/01/2032 (a)	75,000	76,473
		1,170,473
Leisure - 2.2%
Carnival Corp, 5.75%, 03/01/2027 (a)	250,000	253,441
Carnival Holdings Bermuda Ltd, 10.38%, 05/01/2028 (a)	250,000	270,264
Royal Caribbean Cruises Ltd
5.63%, 09/30/2031 (a)	50,000	50,764
6.25%, 03/15/2032 (a)	250,000	259,479
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033 (a)	107,000	109,742
Six Flags Entertainment Corp, 7.25%, 05/15/2031 (a)	375,000	388,685
		1,332,375
Machinery-Construction & Mining - 0.2%
Terex Corp., 6.25%, 10/15/2032 (a)	125,000	125,000
Metals/Mining - 2.8%
Alcoa Nederland Holding BV, 7.13%, 03/15/2031 (a)	250,000	266,807
Constellium SE, 6.38%, 08/15/2032 (a)	275,000	282,489
ERO Copper Corp, 6.50%, 02/15/2030 (a)	500,000	498,433
Kaiser Aluminum Corp, 4.50%, 06/01/2031 (a)	200,000	182,965
Mineral Resources Ltd, 9.25%, 10/01/2028 (a)	250,000	265,823
Perenti Finance Pty Ltd, 6.50%, 10/07/2025 (a)	187,457	187,759
		1,684,276
Publishing/Printing - 0.5%
Cimpress PLC, 7.38%, 09/15/2032 (a)	275,000	278,425
REITS - 0.2%
Service Properties Trust, 4.38%, 02/15/2030	125,000	94,848
Restaurants - 1.6%
Brinker International Inc, 8.25%, 07/15/2030 (a)	175,000	188,181
IRB Holding Corp, 7.00%, 06/15/2025 (a)	125,000	125,000
Raising Cane's Restaurants LLC, 9.38%, 05/01/2029 (a)	375,000	406,563
Yum! Brands Inc, 5.38%, 04/01/2032	250,000	249,496
		969,240
Services - 4.5%
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)	375,000	383,460
Brink's Co, 6.75%, 06/15/2032 (a)	250,000	260,998
Garda World Security Corp
4.63%, 02/15/2027 (a)	125,000	122,832
8.25%, 08/01/2032 (a)	250,000	256,148
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/2028 (a)	250,000	265,271
Neptune Bidco US Inc, 9.29%, 04/15/2029 (a)	125,000	122,731
Ritchie Bros Holdings Inc
6.75%, 03/15/2028 (a)	125,000	129,395
7.75%, 03/15/2031 (a)	125,000	133,277
Summer BC Bidco B LLC, 5.50%, 10/31/2026 (a)	250,000	247,175
TriNet Group Inc
3.50%, 03/01/2029 (a)	125,000	116,234
7.13%, 08/15/2031 (a)	125,000	130,336
WESCO Distribution Inc
7.25%, 06/15/2028 (a)	125,000	128,100
6.38%, 03/15/2029 (a)	125,000	129,321
6.63%, 03/15/2032 (a)	150,000	156,425
Williams Scotsman Inc, 6.63%, 06/15/2029 (a)	75,000	77,287
		2,658,990
Super Retail - 3.4%
Bath & Body Works Inc
6.88%, 11/01/2035	124,000	129,352
6.75%, 07/01/2036	125,000	128,967
Evergreen Acqco 1 LP / TVI Inc, 9.75%, 04/26/2028 (a)	375,000	395,737
LCM Investments Holdings II LLC
4.88%, 05/01/2029 (a)	125,000	120,203
8.25%, 08/01/2031 (a)	250,000	265,746
Macy's Retail Holdings LLC, 5.88%, 04/01/2029 (a)	102,000	100,797
Michaels Cos Inc, 7.88%, 05/01/2029 (a)	125,000	74,075
PetSmart Inc / PetSmart Finance Corp, 7.75%, 02/15/2029 (a)	250,000	247,038
Rakuten Group Inc, 9.75%, 04/15/2029 (a)	500,000	546,640
Victra Holdings LLC / Victra Finance Corp, 8.75%, 09/15/2029 (a)	25,000	26,317
		2,034,872

Technology - 5.2%
Cloud Software Group Inc
6.50%, 03/31/2029 (a)	250,000	248,560
9.00%, 09/30/2029 (a)	250,000	254,341
8.25%, 06/30/2032 (a)	375,000	392,128
Dye & Durham Ltd, 8.63%, 04/15/2029 (a)	250,000	264,698
Fortress Intermediate 3 Inc, 7.50%, 06/01/2031 (a)	225,000	237,670
Insight Enterprises Inc, 6.63%, 05/15/2032 (a)	250,000	261,160
Open Text Corp, 3.88%, 02/15/2028 (a)	125,000	119,462
Open Text Holdings Inc, 4.13%, 12/01/2031 (a)	125,000	115,163
Rocket Software Inc
9.00%, 11/28/2028 (a)	250,000	261,188
6.50%, 02/15/2029 (a)	500,000	475,546
Seagate HDD Cayman
8.25%, 12/15/2029	125,000	135,951
8.50%, 07/15/2031	125,000	136,708
Xerox Holdings Corp, 5.50%, 08/15/2028 (a)	200,000	170,273
		3,072,848
Telecommunications - 5.1%
Cogent Communications Group Inc, 7.00%, 06/15/2027 (a)	125,000	127,327
Cogent Communications Group Inc / Cogent Communications Finance Inc, 7.00%, 06/15/2027 (a)	250,000	254,498
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026 (a)	500,000	500,000
9.00%, 09/15/2029 (a)	225,000	218,111
Frontier Communications Holdings LLC, 8.63%, 03/15/2031 (a)	100,000	107,894
GCI LLC, 4.75%, 10/15/2028 (a)	500,000	480,391
Intelsat Jackson Holdings SA, 6.50%, 03/15/2030 (a)	425,000	407,728
Level 3 Financing Inc, 10.50%, 04/15/2029 (a)	225,000	246,386
Qwest Corp, 7.25%, 09/15/2025	125,000	124,752
Viasat Inc, 5.63%, 09/15/2025 (a)	250,000	249,181
Windstream Escrow LLC / Windstream Escrow Finance Corp
7.75%, 08/15/2028 (a)	175,000	175,283
8.25%, 10/01/2031 (a)	50,000	50,904
Zayo Group Holdings Inc, 4.00%, 03/01/2027 (a)	125,000	111,906
		3,054,361
Transportation Excluding Air/Rail - 0.2%
GN Bondco LLC, 9.50%, 10/15/2031 (a)	125,000	131,688
Utilities - 2.6%
Alpha Generation LLC, 6.75%, 10/15/2032 (a)	25,000	25,392
Calpine Corp
4.63%, 02/01/2029 (a)	125,000	120,901
5.00%, 02/01/2031 (a)	125,000	121,183
Clearway Energy Operating LLC, 3.75%, 02/15/2031 (a)	250,000	229,212
Lightning Power LLC, 7.25%, 08/15/2032 (a)	500,000	525,390
Sunnova Energy Corp, 5.88%, 09/01/2026 (a)	25,000	23,363
Vistra Operations Co LLC, 6.88%, 04/15/2032 (a)	500,000	526,473
		1,571,914
TOTAL CORPORATE BONDS (Cost $53,365,483)		54,707,249

BANK LOANS - 4.8%	Par	Value
Cable/Satellite TV - 0.7%
Cogeco Communications USA II LP, Senior Secured First Lien, 8.10% (1 mo. SOFR US + 3.25%), 09/30/2030	248,750	243,775
Telenet Financing USD LLC, Senior Secured First Lien, 7.33% (1 mo. SOFR US + 2.00%), 04/28/2028	200,000	193,188
		436,963
Capital Goods - 0.1%
Arcline FM Holdings LLC, Senior Secured First Lien
9.57% (6 mo. SOFR US + 4.50%), 06/23/2028	28,852	28,945
9.74% (3 mo. SOFR US + 4.50%), 06/23/2028	28,852	28,944
		57,889
Consumer-Products - 0.3%
Recess Holdings Inc, Senior Secured First Lien, 9.75% (3 mo. SOFR US + 4.50%), 02/20/2030	199,000	200,045
Environmental - 0.0%(b)
Reworld Holding Corp First Lien, 8.09% (1 mo. Term SOFR + 2.75%), 11/30/2028	0	0
Food/Beverage/Tobacco - 0.5%
Upfield USA Corp First Lien, 10.25% (1 mo. Term SOFR + 4.75%), 01/03/2028	300,000	299,277
Hotels - 0.4%
Travel + Leisure Co, Senior Secured First Lien, 8.37% (1 mo. SOFR US + 3.25%), 12/14/2029	248,125	249,148
Restaurants - 0.3%
1011778 BC ULC, Senior Secured First Lien, 6.60% (1 mo. SOFR US + 1.75%), 09/23/2030	149,251	147,999
Services - 0.5%
DXP Enterprises Inc, Senior Secured First Lien, 10.26% (6 mo. SOFR US + 4.75%), 10/07/2030	99,000	99,322
Foundever Worldwide Corp, Senior Secured First Lien, 8.82% (1 mo. SOFR US + 3.75%), 08/28/2028	247,449	164,322
		263,644
Technology - 0.7%
DTI Holdco Inc, Senior Secured First Lien, 10.00% (1 mo. SOFR US + 4.75%), 04/26/2029	197,980	199,005
Indy US Holdco LLC, Senior Secured First Lien
9.60% (1 mo. SOFR US + 4.75%), 03/06/2028	115,876	115,683
9.60% (1 mo. SOFR US + 4.75%), 03/06/2028	84,124	83,984
		398,672
Telecommunications - 0.9%
Crown Subsea Communications Holding Inc, Senior Secured First Lien, 9.25% (3 mo. SOFR US + 4.00%), 01/30/2031	249,375	251,214
Voyage Australia Pty Ltd, Senior Secured First Lien, 9.31% (3 mo. SOFR US + 3.50%), 07/20/2028	148,473	148,640
Ziggo Financing Partnership, Senior Secured First Lien, 7.83% (1 mo. SOFR US + 2.50%), 04/28/2028	150,000	146,677
		546,531
Transportation Excluding Air/Rail - 0.4%
First Student Bidco Inc, Senior Secured First Lien, 7.80% (3 mo. SOFR US + 3.00%), 07/21/2028	237,350	237,960
TOTAL BANK LOANS (Cost $2,889,298)		2,838,128

SHORT-TERM INVESTMENTS - 3.3%
Money Market Funds - 3.3%	Shares
First American Treasury Obligations Fund - Class X, 4.79% (c)	1,988,994	1,988,994
TOTAL SHORT-TERM INVESTMENTS (Cost $1,988,994)		1,988,994
TOTAL INVESTMENTS - 100.1% (Cost $58,243,775)	59,534,371
Liabilities in Excess of Other Assets - (0.1)%	(45,381)
TOTAL NET ASSETS - 100.0%	$59,488,990

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $49,702,352 or 83.5% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Muzinich Flexible U.S. High Yield Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$54,707,249	$–	$54,707,249
Bank Loans	–	2,838,128	–	2,838,128
Money Market Funds	1,988,994	–	–	1,988,994
Total Investments	$1,988,994	$57,545,377	$–	$59,534,371

Refer to the Schedule of Investments for further disaggregation of investment categories.